UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)

Municipal Investments 103.0%
Arizona 3.7%
Arizona, BB&T Municipal Trust, Series 2012, 144A, 0.44% *, 7/1/2027	2,075,000	2,075,000
Arizona, Health Facilities Authority Revenue, Banner Health System, Series B, 0.3% *, 1/1/2035, Scotiabank (a)	3,500,000	3,500,000

		5,575,000
California 3.3%
California, University of California Revenues, Series 2169, 144A, 0.44% *, 5/15/2031 (b)	1,000,000	1,000,000
Orange County, CA, 1.35%, 4/1/2009	4,000,000	4,000,000

		5,000,000

Colorado 1.5%
Colorado, Postsecondary Educational Facilities Authority Revenue, Mullen High School Project, 0.57% *, 8/1/2017, Wells Fargo Bank NA (a)	2,230,000	2,230,000
Delaware 1.8%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.69% *, 10/1/2028, Rabobank International (a)	2,657,899	2,657,899
Florida 8.9%
Florida, BB&T Municipal Trust, Series 1031, 0.54% *, 8/1/2024, Branch Banking & Trust (a)	1,895,000	1,895,000
Florida, Lee Memorial Health Systems, Hospital Revenue, Series C, 0.58% *, 4/1/2033, Northern Trust Co. (a)	2,000,000	2,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series A, 0.6% *, 11/15/2032, SunTrust Bank (a)	1,650,000	1,650,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.54% *, 3/1/2030, Northern Trust Co. (a)	1,110,000	1,110,000
Tampa, FL, Health Care Facilities Revenue, LifeLink Foundation, Inc. Project, 0.68% *, 8/1/2022, SunTrust Bank (a)	6,700,000	6,700,000

		13,355,000
Georgia 3.3%
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009 (c)	5,000,000	5,029,200
Illinois 8.9%
Channahon, IL, Morris Hospital Revenue, Series A, 0.45% *, 12/1/2023, US Bank NA (a)	1,400,000	1,400,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-051, 144A, 3.0% *, 12/1/2028	5,390,000	5,390,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 1.0% *, 12/1/2020, Bank One NA (a)	3,000,000	3,000,000
Illinois, Finance Authority Revenue, Carle Foundation:
Series C, 0.3% *, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000
Series B, 0.4% *, 2/15/2033, Northern Trust Co. (a)	1,800,000	1,800,000

		13,390,000
Indiana 1.3%
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 0.5% *, 4/1/2024, Bank One NA (a)	2,000,000	2,000,000
Iowa 0.7%
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 0.57% *, 9/1/2015, Wells Fargo Bank NA (a)	1,000,000	1,000,000
Kentucky 9.4%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 0.55% *, 3/1/2030, US Bank NA (a)	2,810,000	2,810,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 0.5% *, 7/1/2019, Bank One Kentucky NA (a)	1,365,000	1,365,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 1.2% *, 10/15/2014	2,350,000	2,350,000
Series B-2, 1.2% *, 10/15/2014	1,600,000	1,600,000
Series B-3, 1.2% *, 10/15/2014	6,050,000	6,050,000

		14,175,000
Louisiana 0.8%
Louisiana, BB&T Municipal Trust, Series 4000, 144A, 0.65% *, 7/1/2018, Branch Banking & Trust (a)	1,195,000	1,195,000
Maryland 1.1%
Maryland, State & Local Facilities, Series A, 5.25%, 3/1/2010	1,545,000	1,612,419

Massachusetts 1.2%
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series W, 0.3% *, 10/1/2028, TD Bank NA (a)	1,800,000	1,800,000
Michigan 0.5%
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 0.75% *, 11/1/2030, Comerica Bank (a)	780,000	780,000
Minnesota 1.9%
Minneapolis, MN, Special School District No. 001, Series A, 4.0%, 2/1/2010 (b)	2,790,000	2,868,580
Mississippi 2.1%
Mississippi, State General Obligation, 5.0%, 12/1/2009	3,000,000	3,086,841
New Jersey 2.2%
Oradell, NJ, Bond Anticipation Notes, 2.75%, 6/12/2009	3,292,000	3,296,773
New York 4.0%
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series 2008-BB-3, 3.9% *, 6/15/2034	1,000,000	1,000,000
Series 2008-BB-4, 5.5% *, 6/15/2033	5,000,000	5,000,000

		6,000,000
Oklahoma 1.8%
Oklahoma, State Turnpike Authority Revenue, Series D, 0.43% *, 1/1/2028	2,650,000	2,650,000
Pennsylvania 4.8%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 0.5% *, 7/15/2028	835,000	835,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, 0.55% *, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series B, 0.3% *, 6/1/2042, Bayerische Landesbank (a)	1,115,000	1,115,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.49% *, 8/15/2031	1,410,000	1,410,000

		7,215,000
South Carolina 2.0%
Spartanburg County, SC, School District No. 007, Bond Anticipation Notes, 2.0%, 3/12/2010	3,000,000	3,033,744
South Dakota 3.3%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.0% *, 8/1/2029	5,000,000	5,000,000
Tennessee 2.2%
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.47% *, 6/1/2030, Branch Banking & Trust (a)	2,000,000	2,000,000
Clarksville, TN, Public Building Authority Revenue, Murfreesboro Loan, 0.58% *, 7/1/2024, SunTrust Bank (a)	1,285,000	1,285,000

		3,285,000
Texas 14.4%
Houston, TX, Higher Education Finance Corp., 0.45%, 5/7/2009	5,000,000	5,000,000
Longview, TX, Independent School District, Series 3059, 144A, 0.52% *, 2/15/2016	2,290,000	2,290,000
North East, TX, Independent School District, Series 2355, 144A, 0.52% *, 8/1/2015	1,180,000	1,180,000
Texas, Solar Eclipse Funding Trust, 144A, 0.39% *, 8/1/2037	3,490,000	3,490,000
Texas, State Municipal Securities Trust Receipts, Series SGA-92, 144A, 1.55% *, 8/1/2029 (b)	3,700,000	3,700,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	6,000,000	6,033,262

		21,693,262
Utah 3.3%
Utah, Transit Authority, Sales Tax Revenue, Series B, 2.75% *, 6/15/2036, Fortis Bank SA (a)	5,000,000	5,000,000

Virginia 5.8%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster-Canterbury, 0.55% *, 10/1/2037, Branch Banking & Trust (a)	6,150,000	6,150,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond, Series B, 0.8% *, 2/26/2039	2,500,000	2,500,000

		8,650,000
Washington 2.8%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.68% *, 9/1/2035, US Bank NA (a)	1,655,000	1,655,000
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 0.44% *, 2/1/2031 (b)	2,530,000	2,530,000

		4,185,000
Wisconsin 3.4%
Wisconsin, State Transportation Revenue, Series 1, 5.5%, 7/1/2009	5,000,000	5,044,239
Wyoming 2.6%
Platte County, WY, Pollution Control Revenue, Tri-State Generation & Transmission Association, Inc.:
Series A, 1.0% *, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	1,600,000	1,600,000
Series B, 1.0% *, 7/1/2014, National Rural Utilities Cooperative Finance Corp. (a)	2,300,000	2,300,000

		3,900,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $154,707,957) †	103.0	154,707,957
Other Assets and Liabilities, Net	(3.0)	(4,576,802)

Net Assets	100.0	150,131,155

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2009.

†	The cost for federal income tax purposes was $154,707,957.
(a)	Security incorporates a letter of credit from the bank listed.

(b)	Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Financial Security Assurance, Inc.		4.1
National Public Finance Guarantee Corp.		2.4
(c)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ -
Level 2	154,707,957
Level 3	-
Total	$ 154,707,957

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009